Note 19 - Subsequent Events (Detail) (USD $) In Millions	Jul. 31, 2011
Subsequent Events [Line Items]
Contract Value - US$	$ 1,365
Amount of Petrobras' withdrew from long-term financing agreements with BNDES	557
Amount used to settle the bridge-loan entered into with BNDES	387
Petrobras [Member]
Subsequent Events [Line Items]
Company	Petrobras
Date	Jul. 12, 2011
Contract Value - US$	655
Maturity	2023
Description	TJLP plus 2.76% p.a.
Refap [Member]
Subsequent Events [Line Items]
Company	Refap
Date	Jul. 21, 2011
Contract Value - US$	$ 710
Maturity	2022
Description	TJLP plus 3.26% p.a.